Income tax expenses- Composition of deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Sep. 30, 2019
Deferred tax assets
Licensed copyrights	¥ 3,148	¥ 3,664
Tax losses carried forward and others	33,210	40,031
Total deferred tax assets, gross	36,358	43,695
Valuation allowance	(28,768)	(32,654)
Total deferred tax assets	7,590	11,041
Deferred tax liabilities
Identifiable intangible assets	(12,729)	(22,212)
Withholding tax on undistributed earnings	(8,102)	(8,066)
Equity method investees and others	(23,067)	(29,320)
Total deferred tax liabilities	(43,898)	(59,598)
Net deferred tax liabilities	(36,308)	(48,557)
Undistributed earnings intended to be invested indefinitely in the PRC	107,200	195,300
Ant Group
Deferred tax liabilities
Deferred tax effect	¥ 19,700
Equity interest (as a percent)	33.00%		33.00%
Singapore
Income tax
Accumulated tax losses of subsidiaries		11,143
Hong Kong
Income tax
Accumulated tax losses of subsidiaries		6,681
Indonesia
Income tax
Accumulated tax losses of subsidiaries		4,867
PRC
Income tax
Accumulated tax losses of subsidiaries		¥ 111,318